Intangible Assets	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Intangible Assets
9.	INTANGIBLE ASSETS
The Company’s intangible assets were as follows, as at:

	January 31, 2021			January 31, 2020
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$116.0	$—	$116.0	$230.2	$—	$230.2
Trademarks	199.3	—	199.3	219.2	—	219.2
Software and licences	189.8	111.3	78.5	172.1	95.5	76.6
Patents	5.3	1.4	3.9	5.3	0.9	4.4
Dealer networks	134.1	68.6	65.5	137.3	61.1	76.2
Customer relationships	25.0	23.1	1.9	23.6	20.1	3.5
Total	$669.5	$204.4	$465.1	$787.7	$177.6	$610.1
The Company concluded that an impairment had occurred during the year ended January 31, 2021 (see Note 25).
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions	Depreciation	Impairment (Note 25)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2021
Goodwill	$230.2	$—	$—	$(114.3)	$0.1	$116.0
Trademarks	219.2	—	—	(20.2)	0.3	199.3
Software and licences	76.6	26.6	(16.3)	(8.9)	0.5	78.5
Patents	4.4	—	(0.5)	—	—	3.9
Dealer networks	76.2	—	(9.2)	(3.2)	1.7	65.5
Customer relationships	3.5	—	(1.8)	—	0.2	1.9
Total	$610.1	$26.6	$(27.8)	$(146.6)	$2.8	$465.1
The following table explains the cha
n
ges in Company’s intangible assets during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions	Business combinations (Note 10)		Transfer to right-of-use assets	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Goodwill	$169.4	$—	$60.8	[a]	$—	$—	$—	$230.2
Trademarks	199.8	—	19.5		—	—	(0.1)	219.2
Software and licences	47.2	44.3	—		(0.7)	(13.7)	(0.5)	76.6
Patents	—	4.9	—		—	(0.5)	—	4.4
Dealer networks	57.0	—	28.2		—	(8.6)	(0.4)	76.2
Customer relationships	5.3	—	—		—	(1.7)	(0.1)	3.5
Total	$478.7	$49.2	$108.5		$(0.7)	$(24.5)	$(1.1)	$610.1
[a]
Includes $0.8 million of post-closing adjustments related to a previous business combination.